BALANCES SHEETS (Unaudited) - Pelican Holdco Inc [Member]	Dec. 31, 2025 USD ($)
Assets
Due from Pelican Acquisition Corporation	$ 59,740
Total Assets	59,740
Current liabilities
Accounts payable and accrued expenses	16,066
Promissory note -Greenland	132,519
Total current liabilities	148,585
Total Liabilities	148,585
Stockholder’s deficit
Common stock, $0.01 par value; 500,000,000 shares authorized; none issued or outstanding as of December 31, 2025
Accumulated deficit	(88,845)
Total Stockholder’s deficit	(88,845)
Total liabilities and Stockholder’s deficit	$ 59,740